FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES	12 Months Ended
Jun. 30, 2023
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES [Abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES
19.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

(a)	Overview

The Group’s principal financial instruments comprise cash, receivables, other financial assets, payables, loans and borrowings and lease liabilities. The main risks arising from the Group’s financial instruments are interest rate risk, foreign currency risk, credit risk and liquidity risk.

This note presents information about the Group’s exposure to each of the above risks, its objectives, policies and processes for measuring and managing risk, and the management of capital.

The Group manages its exposure to key financial risks in accordance with the Group’s financial risk management policy. Key risks are monitored and reviewed as circumstances change and policies are revised as required. The overall objective of the Group’s financial risk management policy is to support the delivery of the Group’s financial targets whilst protecting future financial security.

Given the nature and size of the business and uncertainty as to the timing and amount of cash inflows and outflows, the Group does not enter into derivative transactions to mitigate the financial risks. In addition, the Group’s policy is that no trading in financial instruments shall be undertaken for the purposes of making speculative gains. As the Group’s operations change, the Directors will review this policy periodically going forward.

The Board of Directors has overall responsibility for the establishment and oversight of the risk management framework. The Board reviews and agrees policies for managing the Group’s financial risks as summarised below.

(b)	Credit Risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. This arises principally from cash and cash equivalents, receivables, and other financial assets.

There are no significant concentrations of credit risk within the Group. The carrying amount of the Group’s financial assets represents the maximum credit risk exposure, as represented below:

		2023	2022
	Note	US$	US$
Cash and cash equivalents	5	11,937,941	5,672,551
Trade and other receivables		228,395	22,540
Other financial assets		–	250,000
		12,166,336	5,945,091

With respect to credit risk arising from cash and cash equivalents, the Group’s exposure arises from default of the counter party, with a maximum exposure equal to the carrying amount of these instruments.

Trade and other receivables comprise primarily deposits, accrued interest and GST refunds due. Where possible the Group trades only with recognised, creditworthy third parties. It is the Group’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures. In addition, receivable balances are monitored on an ongoing basis with the result that the Group’s exposure to bad debts is not significant. At June 30, 2023 none of the Group’s receivables are past due.

(c)	Liquidity Risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Board’s approach to managing liquidity is to ensure, as far as possible, that the Group will always have sufficient liquidity to meet its liabilities when due. At June 30, 2023, the Group had sufficient liquid assets to meet its financial obligations.

The Group had no financial covenants during the 2023 and 2022 financial periods, as the Group’s lease liabilities and other loans and borrowings do not impose any financial covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.

The contractual maturities of financial liabilities, including estimated interest payments, are provided below. There are no netting arrangements in respect of financial liabilities.

	≤1 year	1-5 years	≥5 years	Total contractual cash flows	Carrying amount of liabilities
	US$	US$	US$	US$	US$
2023
Financial liabilities
Trade and other payables	1,180,984	-	-	1,180,984	1,180,984
Lease liabilities	376,655	613,773	-	990,427	943,035
Other loans and borrowings	5,970	27,988	-	33,958	30,862
	1,563,609	641,761	-	2,205,370	2,154,881
2022
Financial liabilities
Trade and other payables	1,899,348	-	-	1,899,348	1,899,348
Lease liabilities	167,619	421,142	-	588,761	506,573
Other loans and borrowings	7,811	31,242	4,556	43,609	36,457
	2,074,778	452,384	4,556	2,531,718	2,442,378

(d)	Interest Rate Risk

The Group’s exposure to the risk of changes in market interest rates relates primarily to the cash and short-term deposits with a floating interest rate. These financial assets with variable rates expose the Group to cash flow interest rate risk. All other financial assets and liabilities are either non-interest bearing (for example, receivables and payables) or have fixed interest rates (for example, lease liabilities, sub-lease receivables, and loans and borrowings).

At the reporting date, the interest rate profile of the Group’s interest-bearing financial instruments was:

		2023	2022
	Note	US$	US$
Interest-bearing financial instruments
Cash at bank and on hand	5	11,937,941	5,672,551
		11,937,941	5,672,551

The Group’s cash at bank and on hand and short-term deposits had a weighted average floating interest rate at year end of 3.09% (2022: 0.31%).

The Group currently does not engage in any hedging or derivative transactions to manage interest rate risk.

Interest rate sensitivity

A sensitivity of 0.5% (50 basis points) has been selected as this is considered reasonable given the current level of both short term and long-term interest rates. A 0.5% (50 basis points) movement in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	Profit or loss		Equity
	+0.5% US$	-0.5% US$	+0.5% US$	-0.5% US$
2023
Cash and cash equivalents	59,690	(59,690)	59,690	(59,690)
2022
Cash and cash equivalents	28,363	(28,363)	28,363	(28,363)

(e)	Foreign Currency Risk

Foreign currency risk is the risk that the fair value of future cash outflows of an exposure will fluctuate because of changes in foreign currency exchange rates.

The Group’s exposure to the risk of changes in foreign exchange rate relates primarily to assets and liabilities that are denominated in currencies other than the functional currency of the group entity.

The Company’s functional currency is Australian dollars. The financial statements are presented in United States dollars which is the Group’s presentation currency.

The Group also has transactional currency exposures relating to transactions denominated in currencies other than the functional currency of the entity.

It is the Group’s policy not to enter into any hedging or derivative transactions to manage foreign currency risk.

At the reporting date, the Group’s exposure to financial instruments denominated in currencies other than the functional currency of the group entity:

Assets and liabilities denominated in currencies other than the functional currency of the group entity	2023 US$ Equivalent	2022 US$ Equivalent
Financial assets
Cash and cash equivalents	8,498,094	2,040,266
Financial liabilities
Trade and other payables	(171,559)	(438,282)
Net exposure	8,326,535	1,601,984

Foreign exchange rate sensitivity

At the reporting date, had the US$ appreciated or depreciated against the $A, as illustrated in the table below, profit or loss and equity would have been affected by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or loss		Equity
	+10% US$	-10% US$	+10% US$	-10% US$
2023
Group	832,653	(832,653)	832,653	(832,653)
2022
Group	160,198	(160,198)	160,198	(160,198)

(f)	Commodity Price Risk

The Group is exposed to commodity price risk. These commodity prices can be volatile and are influenced by factors beyond the Group’s control. As the Group is currently engaged in the exploration and evaluation of its mineral properties in the U.S. and the research and development of its associated metals technologies, no sales of commodities are forecast for the next 12 months, and accordingly, no hedging or derivative transactions have been used to manage commodity price risk.

(g)	Capital Management

The Board’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. Given the stage of development of the Group, the Board’s objective is to minimise debt and to raise funds as required through the issue of new shares. The Group is not subject to externally imposed capital requirements.

There were no changes in the Group’s approach to capital management during the year.

(h)	Fair Value

The fair value of financial assets and financial liabilities approximates their carrying value. The methods for estimating fair value are outlined in the relevant notes to the consolidated financial statements.